                                Two World Trade Center, New York, New York 10048

Morgan Stanley Dean Witter Growth Fund
Letter to the Shareholders March 31, 2001

DEAR SHAREHOLDER:

For most equity investors, the 12-month period ended March 31, 2001, was an extraordinarily difficult time to be in the market. Warnings of earnings shortfalls from leading new-economy companies such as Lucent and Intel, and increasing evidence of a slowing economy led to broad market declines. This backdrop was particularly unfavorable for technology investments but benefited stocks in such value-oriented areas of the market as finance, utilities and energy. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq that suffered the sharpest declines.



PERFORMANCE

For the 12-month period ended March 31, 2001, Morgan Stanley Dean Witter Growth Fund's Class B shares returned -34.61 percent, compared to a return of -21.67 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares had total returns of -34.32 percent, -34.82 percent and -34.14 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 Index.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, performance was hurt by the dramatic decline of technology stocks, the largest sector weight in the Fund. The Fund's relatively strong results in health care and capital goods stocks could not offset weak investment performance in the areas of consumer staples, cyclicals, communications services and technology.

In the current market environment, it was not unusual for even fundamentally sound companies to see their prices cut by half or more in an extremely short time. Three stocks tied to the semiconductor industry, Maxim Integrated Products (a maker of integrated circuits), Intel (the

Morgan Stanley Dean Witter Growth Fund
Letter to the Shareholders March 31, 2001, continued

world's leading microprocessor manufacturer) and Applied Materials (producer of equipment used to make computer chips), all hindered the Fund's performance during the reporting period. The Fund's holdings in Cisco and Juniper Networks also negatively affected its performance. Both companies make routers, which move data from point to point along computer networks. Despite recent poor results, the sub-advisor continues to be confident about the long-term outlook for companies whose fortunes are closely linked to the Internet's continued development.

Within the consumer-staples sector, an overweighted position in media stocks, including Liberty Media, hurt the Fund's performance. Liberty's results were hindered by a weakening economy and concerns of slowing advertising revenue in the wake of dot-com failures. Consumer cyclical exposure also detracted from results. During the reporting period, stocks of many retail companies suffered in response to slower consumer spending and higher labor costs. Home Depot, which represented about 1.1 percent of the Fund's portfolio on March 31, 2001, detracted from its relative performance.

The Fund's best performer during the reporting period was United Technologies, a diversified conglomerate. The company's management team has demonstrated an understanding of how to create shareholder wealth even in the face of short-term economic woes. Another stock whose performance helped balance the Fund's more cyclical holdings was Freddie Mac, a government-sponsored business that buys residential mortgages from banks and other lenders and uses them to generate interest and fee income. The sub-advisor believes Freddie Mac stands to benefit from increased mortgage production due to lower interest rates. The Fund was also overweight in health care, one of the better performing sectors in the Index, which had a positive effect on performance.


LOOKING AHEAD

Morgan Stanley Investment Management believes that recent economic data indicates a severe slowdown in growth. Although the Federal Reserve will likely continue to cut interest rates, it generally takes six months for the beneficial effects of the rate cuts to work their way through the economy. In the interim, it is the sub-advisor's view that market conditions are likely to be rocky as many businesses have little if any visibility about short-term prospects. In addition, the sub-advisor believes that there is risk that the pessimism that dominates popular thinking may become a self-fulfilling prophecy, which could exacerbate or prolong the market downturn.

The sub-advisor is approaching the current investment environment with caution and optimism by seeking to own both cyclical and stable growth companies within the portfolio. The Fund continues to focus on companies believed to have strong future prospects for growth. In the past, these companies tend to lead on the upside when earnings prospects improve. For the long-term the sub-advisor remains bullish about the prospects for large cap growth stocks.

Morgan Stanley Dean Witter Growth Fund
Letter to the Shareholders March 31, 2001, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ----------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

Morgan Stanley Dean Witter Growth Fund
Fund Performance March 31, 2001

[GRAPHIC OMITTED]

GROWTH OF $10,000 - CLASS B

     Date                Total               S&P 500
     ----                -----               -------
May 29, 1992             10,000              10,000
June 30, 1992             9,530               9,852
September 30, 1992        9,750              10,163
December 31, 1992        10,420              10,674
March 31, 1993           11,260              11,140
June 30, 1993            11,590              11,193
September 30, 1993       12,170              11,482
December 31, 1993        12,420              11,748
March 31, 1994           12,100              11,303
June 30, 1994            11,460              11,351
September 30, 1994       11,970              11,905
December 31, 1994        11,450              11,903
March 31, 1995           12,110              13,061
June 30, 1995            13,590              14,306
September 30, 1995       14,400              15,442
December 31, 1995        14,260              16,372
March 31, 1996           15,100              17,250
June 30, 1996            15,743              18,023
September 30, 1996       16,190              18,581
December 31, 1996        16,972              20,129
March 31, 1997           16,354              20,670
June 30, 1997            19,208              24,276
September 30, 1997       20,610              26,093
December 31, 1997        20,690              26,842
March 31, 1998           23,322              30,584
June 30, 1998            23,430              31,593
September 30, 1998       20,099              28,457
December 31, 1998        25,142              34,513
March 31, 1999           27,130              36,231
June 30, 1999            28,960              38,785
September 30, 1999       28,725              36,365
December 31, 1999        35,089              41,773
March 31, 2000           38,476              42,730
June 30, 2000            37,293              41,595
September 30, 2000       36,425              41,192
December 31, 2000        30,861              37,971
March 31, 2001           25,161(3)           33,472

--- Fund            --- S&P 500 (4)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------


                     Class A Shares*
---------------------------------------------------------
Period Ended 3/31/01
--------------------------
1 Year                       (34.32) %(1)   (37.77) %(2)
From Inception (7/28/97)       6.11 %(1)      4.57 %(2)



                    Class B Shares**
---------------------------------------------------------
Period Ended 3/31/01
--------------------------
1 Year                       (34.61) %(1)   (37.41) %(2)
5 Years                       10.75 %(1)     10.53 %(2)
From Inception (5/29/92)      11.00 %(1)     11.00 %(2)



                    Class C Shares+
---------------------------------------------------------
Period Ended 3/31/01
--------------------------
1 Year                       (34.82) %(1)   (35.38) %(2)
From Inception (7/28/97)       5.32 %(1)      5.32 %(2)



             Class D Shares++
--------------------------------------------
Period Ended 3/31/01
--------------------------
1 Year                       (34.14) %(1)
From Inception (7/28/97)       6.38 %(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on March 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Dean Witter Growth Fund
Portfolio of Investments March 31, 2001




    NUMBER OF
      SHARES                                                     VALUE
-----------------                                            ------------
                    COMMON STOCKS (96.8%)
                    Aerospace & Defense (2.1%)
  326,450           General Dynamics Corp. ...............   $ 20,481,473
                                                             ------------
                    Apparel/Footwear Retail (0.6%)
  348,350           Limited, Inc. (The) ..................      5,476,062
                                                             ------------
                    Beverages: Alcoholic (2.1%)
  450,250           Anheuser-Busch Companies, Inc.........     20,679,982
                                                             ------------
                    Beverages: Non-Alcoholic (1.3%)
   56,300           Coca-Cola Co. ........................      2,542,508
  230,750           PepsiCo, Inc. ........................     10,141,462
                                                             ------------
                                                               12,683,970
                                                             ------------
                    Biotechnology (1.8%)
  129,750           Amgen Inc.* ..........................      7,809,328
   39,350           CuraGen Corp.* .......................        922,266
   50,650           Genentech, Inc.* .....................      2,557,825
  106,000           Gilead Sciences, Inc.* ...............      3,445,000
   26,700           Invitrogen Corp.* ....................      1,464,495
   78,800           Tularik Inc.* ........................      1,497,200
                                                             ------------
                                                               17,696,114
                                                             ------------
                    Broadcasting (0.5%)
   87,950           Clear Channel Communications,
                      Inc.* ..............................      4,788,877
                                                             ------------
                    Cable/Satellite TV (4.6%)
1,401,800           AT&T Corp. - Liberty Media
                      Group (Class A)* ...................     19,625,200
  320,800           Comcast Corp. (Class A Special)*......     13,453,550
  619,100           General Motors Corp. (Class H)* ......     12,072,450
                                                             ------------
                                                               45,151,200
                                                             ------------
                    Computer Communications (2.3%)
1,296,902           Cisco Systems, Inc.* .................     20,507,263
  108,782           McData Corp. (Class A)* ..............      2,053,260
                                                             ------------
                                                               22,560,523
                                                             ------------
                    Computer Peripherals (1.1%)
  332,500           EMC Corp.* ...........................      9,775,500
   39,800           QLogic Corp.* ........................        895,500
                                                             ------------
                                                               10,671,000
                                                             ------------
                    Computer Processing Hardware (3.2%)
  309,550           Compaq Computer Corp. ................      5,633,810
  157,600           Hewlett-Packard Co. ..................      4,928,152
  146,300           International Business Machines
                    Corp. ................................     14,071,134
  394,000           Sun Microsystems, Inc.* ..............      6,055,780
                                                             ------------
                                                               30,688,876
                                                             ------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Discount Stores (3.4%)
   22,500           BJ's Wholesale Club, Inc.* ...........   $  1,076,625
  106,950           Costco Wholesale Corp.* ..............      4,197,788
  281,100           Dollar General Corp. .................      5,745,684
  258,000           Dollar Tree Stores, Inc.* ............      4,970,531
  338,050           Wal-Mart Stores, Inc. ................     17,071,525
                                                             ------------
                                                               33,062,153
                                                             ------------
                    Electronic Components (0.9%)
  157,350           Jabil Circuit, Inc.* .................      3,401,907
  278,400           Sanmina Corp.* .......................      5,446,200
                                                             ------------
                                                                8,848,107
                                                             ------------
                    Electronic Equipment/
                    Instruments (0.6%)
  168,850           JDS Uniphase Corp.* ..................      3,113,172
   63,300           Waters Corp.* ........................      2,940,285
                                                             ------------
                                                                6,053,457
                                                             ------------
                    Electronics/Appliance Stores (0.3%)
   73,150           RadioShack Corp. .....................      2,683,873
                                                             ------------
                    Engineering & Construction (0.0%)
  101,100           Spectrasite Holdings, Inc.* ..........        435,994
                                                             ------------
                    Finance/Rental/Leasing (4.0%)
  605,950           Freddie Mac ..........................     39,283,738
                                                             ------------
                    Financial Conglomerates (3.5%)
  111,450           American Express Co. .................      4,602,885
  644,916           Citigroup, Inc. ......................     29,008,322
                                                             ------------
                                                               33,611,207
                                                             ------------
                    Food Retail (1.5%)
  264,800           Safeway Inc.* ........................     14,603,720
                                                             ------------
                    Food: Major Diversified (0.5%)
   50,650           Quaker Oats Company (The) ............      4,963,700
                                                             ------------
                    Home Improvement Chains (1.1%)
  256,050           Home Depot, Inc. (The) ...............     11,035,755
                                                             ------------
                    Hospital/Nursing Management (0.8%)
  196,350           HCA-The Healthcare Co. ...............      7,907,014
                                                             ------------
                    Hotels/Resorts/Cruiselines (0.3%)
   78,800           Starwood Hotels & Resorts
                    Worldwide, Inc. ......................      2,679,988
                                                             ------------
                    Household/Personal Care (1.1%)
   71,550           Colgate-Palmolive Co. ................      3,953,853
  101,300           Procter & Gamble Co. (The) ...........      6,341,380
                                                             ------------
                                                               10,295,233
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Portfolio of Investments March 31, 2001, continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                            --------------------
                    Industrial Conglomerates (17.4%)
 1,464,050          General Electric Co. .................   $ 61,285,133
 1,597,200          Tyco International Ltd.
                      (Bermuda) ..........................     69,046,956
   526,150          United Technologies Corp. ............     38,566,795
                                                             ------------
                                                              168,898,884
                                                             ------------
                    Information Technology Services (0.2%)
   164,400          StorageNetworks, Inc.* ...............      1,808,400
                                                             ------------
                    Internet Software/Services (0.3%)
    83,900          BEA Systems, Inc.* ...................      2,464,562
    22,500          VeriSign, Inc.* ......................        797,344
                                                             ------------
                                                                3,261,906
                                                             ------------
                    Major Banks (2.3%)
   450,250          Bank of New York Co., Inc. ...........     22,170,310
                                                             ------------
                    Major Telecommunications (3.2%)
   460,270          Verizon Communications Inc. ..........     22,691,311
   455,200          WorldCom, Inc.* ......................      8,506,550
                                                             ------------
                                                               31,197,861
                                                             ------------
                    Media Conglomerates (2.2%)
   523,400          AOL Time Warner Inc.* ................     21,014,510
                                                             ------------
                    Medical Specialties (1.1%)
   242,000          Medtronic, Inc. ......................     11,069,080
                                                             ------------
                    Multi-Line Insurance (2.0%)
   236,350          American International Group, Inc. ...     19,026,175
                                                             ------------
                    Packaged Software (5.9%)
    62,550          i2 Technologies, Inc.* ...............        906,975
   163,050          Intuit Inc.* .........................      4,524,637
    95,700          Mercury Interactive Corp.* ...........      4,007,437
   555,850          Microsoft Corp.* .....................     30,398,047
   658,200          Oracle Corp.* ........................      9,859,836
   171,744          Veritas Software Corp.* ..............      7,941,443
                                                             ------------
                                                               57,638,375
                                                             ------------
                    Pharmaceuticals: Major (15.9%)
   112,550          Abbott Laboratories ..................      5,311,234
   457,650          American Home Products Corp. .........     26,886,938
   263,950          Bristol-Myers Squibb Co. .............     15,678,630
    95,400          Johnson & Johnson ....................      8,344,638
    96,450          Lilly (Eli) & Co. ....................      7,393,857
   204,900          Merck & Co., Inc. ....................     15,551,910
 1,356,400          Pfizer, Inc. .........................     55,544,580
   367,610          Pharmacia Corp. ......................     18,516,516
    45,050          Schering-Plough Corp. ................      1,645,677
                                                             ------------
                                                              154,873,980
                                                             ------------


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                            --------------------
                    Semiconductors (3.6%)
    44,800          Analog Devices, Inc.* ................   $  1,623,552
    39,350          Broadcom Corp. (Class A)* ............      1,137,215
   843,050          Intel Corp. ..........................     22,182,753
    73,150          Maxim Integrated Products, Inc.*......      3,042,309
   243,050          Texas Instruments, Inc. ..............      7,529,689
                                                             ------------
                                                               35,515,518
                                                             ------------
                    Specialty Stores (0.4%)
   140,700          Tiffany & Co. ........................      3,834,075
                                                             ------------
                    Specialty Telecommunications (2.2%)
   826,250          American Tower Corp. (Class A)*.......     15,285,625
   140,700          Qwest Communications
                      International, Inc.* ...............      4,931,535
    90,050          TyCom, Ltd.* .........................      1,184,158
                                                             ------------
                                                               21,401,318
                                                             ------------
                    Telecommunication Equipment (2.1%)
    59,350          CIENA Corp.* .........................      2,470,444
   169,050          Corning Inc. .........................      3,497,644
   129,500          Nokia Corp. (ADR) (Finland) ..........      3,108,000
    73,500          QUALCOMM Inc.* .......................      4,161,938
   163,050          Scientific-Atlanta, Inc. .............      6,781,250
                                                             ------------
                                                               20,019,276
                                                             ------------
                    Tobacco (0.4%)
    89,800          Philip Morris Companies, Inc. ........      4,261,010
                                                             ------------
                    TOTAL COMMON STOCKS
                    (Cost $958,414,797)...................    942,332,694
                                                             ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (3.3%)
              REPURCHASE AGREEMENT
$ 32,184      Joint repurchase agreement
              account 5.30% due 04/02/01
              (dated 03/30/01; proceeds
              $32,193,479) (a) (Cost
              $32,184,000) ...............     32,184,000
                                             ------------


TOTAL INVESTMENTS
(Cost $990,598,797) (b).........   100.1 %    974,516,694
LIABILITIES IN EXCESS OF
OTHER ASSETS ...................    (0.1)      (1,154,577)
                                   -----     ------------
NET ASSETS .....................   100.0 %   $973,362,117
                                   =====     ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Portfolio of Investments March 31, 2001, continued

--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a)  Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $121,566,119 and the aggregate gross unrealized depreciation is $137,648,222, resulting in net unrealized depreciation of $16,082,103.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:
Investments in securities, at value
   (cost $990,598,797).............................  $  974,516,694
Receivable for:
     Investments sold .............................      14,561,718
     Shares of beneficial interest sold ...........       2,626,267
     Dividends ....................................         490,740
Prepaid expenses and other assets .................          54,475
                                                     --------------
    TOTAL ASSETS ..................................     992,249,894
                                                     --------------
LIABILITIES:
Payable for:
     Investments purchased ........................      16,309,398
     Shares of beneficial interest repurchased.....         909,374
     Plan of distribution fee .....................         806,698
     Investment management fee ....................         687,320
Payable to bank ...................................          16,539
Accrued expenses and other payables ...............         158,448
                                                     --------------
    TOTAL LIABILITIES .............................      18,887,777
                                                     --------------
    NET ASSETS ....................................  $  973,362,117
                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................  $1,001,330,231
Net unrealized depreciation .......................     (16,082,103)
Distributions in excess of net realized gains .....     (11,886,011)
                                                     --------------
    NET ASSETS ....................................  $  973,362,117
                                                     ==============
CLASS A SHARES:
Net Assets ........................................  $   11,823,677
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................         938,273
    NET ASSETS VALUE PER SHARE ....................  $        12.60
                                                     ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) ....................................  $        13.30
                                                     ==============
CLASS B SHARES:
Net Assets ........................................  $  867,382,240
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................      70,208,007
    NET ASSETS VALUE PER SHARE ....................  $        12.35
                                                     ==============
CLASS C SHARES:
Net Assets ........................................  $   14,489,898
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................       1,191,444
    NET ASSETS VALUE PER SHARE ....................  $        12.16
                                                     ==============
CLASS D SHARES:
Net Assets ........................................  $   79,666,302
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................       6,250,498
    NET ASSETS VALUE PER SHARE ....................  $        12.75
                                                     ==============

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

NET INVESTMENT LOSS:
INCOME
Dividends (net of $8,706 foreign withholding
   tax) ...........................................   $    8,078,966
Interest ..........................................        1,846,949
                                                      --------------
    TOTAL INCOME ..................................        9,925,915
                                                      --------------
EXPENSES
Investment management fee .........................       10,088,065
Plan of distribution fee (Class A shares) .........           35,315
Plan of distribution fee (Class B shares) .........        8,631,066
Plan of distribution fee (Class C shares) .........          163,995
Transfer agent fees and expenses ..................          900,397
Registration fees .................................          200,516
Custodian fees ....................................           89,765
Shareholder reports and notices ...................           89,736
Professional fees .................................           55,631
Trustees' fees and expenses .......................           12,602
Other .............................................           16,030
                                                      --------------
    TOTAL EXPENSES ................................       20,283,118
                                                      --------------
    NET INVESTMENT LOSS ...........................      (10,357,203)
                                                      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................       55,935,250
Net change in unrealized appreciation .............     (566,262,844)
                                                      --------------
    NET LOSS ......................................     (510,327,594)
                                                      --------------
NET DECREASE ......................................   $ (520,684,797)
                                                      ==============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE YEAR        FOR THE YEAR
                                                               ENDED               ENDED
                                                          MARCH 31, 2001      MARCH 31, 2000
                                                         ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $ (10,357,203)      $   (8,680,288)
Net realized gain ....................................      55,935,250          182,640,866
Net change in unrealized appreciation ................    (566,262,844)         212,096,520
                                                         --------------      --------------
   NET INCREASE (DECREASE) ...........................    (520,684,797)         386,057,098
                                                         --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................      (2,138,610)            (835,214)
Class B shares .......................................    (180,416,446)         (98,247,672)
Class C shares .......................................      (2,337,699)            (481,656)
Class D shares .......................................      (5,464,754)            (244,877)
                                                         --------------      --------------
   TOTAL DISTRIBUTIONS ...............................    (190,357,509)         (99,809,419)
                                                         --------------      --------------
Net increase from transactions in shares of beneficial
  interest ...........................................     318,061,055          157,445,214
                                                         --------------      --------------
   NET INCREASE (DECREASE) ...........................    (392,981,251)         443,692,893
NET ASSETS:
Beginning of period ..................................   1,366,343,368          922,650,475
                                                         --------------      --------------
   END OF PERIOD .....................................   $ 973,362,117       $1,366,343,368
                                                         ==============      ==============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Notes to Financial Statements March 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of

Morgan Stanley Dean Witter Growth Fund
Notes to Financial Statements March 31, 2001, continued

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dean Witter Growth Fund
Notes to Financial Statements March 31, 2001, continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,882,245 at March 31, 2001.

Morgan Stanley Dean Witter Growth Fund
Notes to Financial Statements March 31, 2001, continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $149, $577,777 and $10,010, respectively and received $92,459 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2001 aggregated $964,400,101 and $840,597,568, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor, and Sub-Advisor, is the Fund's transfer agent. At March 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $4,200.


5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $5,104,000 during fiscal 2001.

As of March 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $10,357,203.

Morgan Stanley Dean Witter Growth Fund
Notes to Financial Statements March 31, 2001, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                     FOR THE YEAR                          FOR THE YEAR
                                                         ENDED                                 ENDED
                                                    MARCH 31, 2001                        MARCH 31, 2000
                                          -----------------------------------   -----------------------------------
                                               SHARES             AMOUNT             SHARES             AMOUNT
                                          ----------------   ----------------   ---------------   -----------------
CLASS A SHARES
Sold ..................................          799,083      $   14,498,632          529,435      $    9,785,216
Reinvestment of distributions .........          115,776           2,063,710           44,982             806,215
Redeemed ..............................         (646,370)        (11,170,813)        (192,300)         (3,391,567)
                                                --------      --------------         --------      --------------
Net increase - Class A ................          268,489           5,391,529          382,117           7,199,864
                                                --------      --------------         --------      --------------
CLASS B SHARES
Sold ..................................       14,118,584         264,472,915       11,699,278         224,799,498
Reinvestment of distributions .........        9,477,231         166,858,921        5,194,537          91,185,616
Redeemed ..............................      (13,595,295)       (231,480,454)      (9,773,486)       (182,289,872)
                                             -----------      --------------       ----------      --------------
Net increase - Class B ................       10,000,520         199,851,382        7,120,329         133,695,242
                                             -----------      --------------       ----------      --------------
CLASS C SHARES
Sold ..................................          797,976          14,539,984          442,621           8,420,352
Reinvestment of distributions .........          131,797           2,258,330           26,376             467,128
Redeemed ..............................         (281,858)         (4,595,530)        (103,410)         (1,923,844)
                                             -----------      --------------       ----------      --------------
Net increase - Class C ................          647,915          12,202,784          365,587           6,963,636
                                             -----------      --------------       ----------      --------------
CLASS D SHARES
Sold ..................................        6,141,175         106,869,399          763,875          14,957,910
Reinvestment of distributions .........          271,268           4,649,264            9,673             186,024
Redeemed ..............................         (726,821)        (10,903,303)        (298,432)         (5,557,462)
                                             -----------      --------------       ----------      --------------
Net increase - Class D ................        5,685,622         100,615,360          475,116           9,586,472
                                             -----------      --------------       ----------      --------------
Net increase in Fund ..................       16,602,546      $  318,061,055        8,343,149      $  157,445,214
                                             ===========      ==============       ==========      ==============

Morgan Stanley Dean Witter Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                      FOR THE PERIOD
                                                                       FOR THE YEAR ENDED MARCH 31,                   JULY 28, 1997*
                                                         ---------------------------------------------------------        THROUGH
                                                                 2001               2000               1999           MARCH 31, 1998
                                                         ------------------- ------------------ ------------------  ----------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $  22.32            $  17.34           $ 15.17           $ 17.58
                                                              --------            --------           -------           -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.06)              (0.09)            (0.05)            (0.04)
 Net realized and unrealized gain (loss) ...............         (6.82)               6.89              2.55              2.28
                                                              --------            --------           -------           -------
Total income (loss) from investment operations .........         (6.88)               6.80              2.50              2.24
                                                              --------            --------           -------           -------
Less distributions from net realized gain ..............         (2.84)              (1.82)            (0.33)            (4.65)
                                                              --------            --------           -------           -------
Net asset value, end of period .........................      $  12.60            $  22.32           $ 17.34           $ 15.17
                                                              ========            ========           =======           =======
TOTAL RETURN+ ..........................................        (34.32)%             42.32 %           16.87 %           13.84 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.11 %(3)           1.13 %(3)         1.19 %(3)         1.33 %(2)
Net investment loss ....................................         (0.34)%(3)          (0.48)%(3)        (0.29)%(3)        (0.34)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $11,824             $14,947            $4,987            $  647
Portfolio turnover rate ................................            67 %                81 %             113 %              77 %



-------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Financial Highlights, continued



                                                               FOR THE YEAR ENDED MARCH 31,
                                                         -----------------------------------------
                                                               2001++              2000++
                                                         ------------------- ---------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $    22.04         $       17.20
                                                               ----------         -------------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.15)                (0.15)
 Net realized and unrealized gain (loss) ...............            (6.70)                 6.81
                                                               ----------         -------------
Total income (loss) from investment operations .........            (6.85)                 6.66
                                                               ----------         -------------
Less distributions from net realized gain ..............            (2.84)                (1.82)
                                                               ----------         -------------
Net asset value, end of period .........................       $    12.35         $       22.04
                                                               ==========         =============
TOTAL RETURN+ ..........................................           (34.61)%               41.82 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             1.59 %(1)             1.48 %(1)
Net investment loss ....................................            (0.82)%(1)            (0.83)%(1)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $867,382            $1,326,846
Portfolio turnover rate ................................               67 %                  81 %



                                                                    FOR THE YEAR ENDED MARCH 31,
                                                         --------------------------------------------------
                                                                1999++           1998*++          1997
                                                         ------------------ --------------- ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $    15.12       $    15.09      $    15.09
                                                                ----------       ----------      ----------
Income (loss) from investment operations:
 Net investment loss ...................................             (0.11)           (0.11)          (0.12)
 Net realized and unrealized gain (loss) ...............              2.52             6.07            1.39
                                                                ----------       ----------      ----------
Total income (loss) from investment operations .........              2.41             5.96            1.27
                                                                ----------       ----------      ----------
Less distributions from net realized gain ..............             (0.33)           (5.93)          (1.27)
                                                                ----------       ----------      ----------
Net asset value, end of period .........................        $    17.20       $    15.12      $    15.09
                                                                ==========       ==========      ==========
TOTAL RETURN+ ..........................................             16.32 %          42.61 %          8.31 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              1.60 %(1)        1.64 %          1.73 %
Net investment loss ....................................             (0.70)%(1)       (0.64)%         (0.75)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $913,060         $893,111        $727,528
Portfolio turnover rate ................................               113 %             77 %            45 %

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Financial Highlights, continued




                                                                                                                     FOR THE PERIOD
                                                                       FOR THE YEAR ENDED MARCH 31,                  JULY 28, 1997*
                                                         ---------------------------------------------------------       THROUGH
                                                                 2001               2000               1999          MARCH 31, 1998
                                                         ------------------- ------------------ ------------------ -----------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $  21.80            $  17.09           $ 15.08            $ 17.58
                                                              --------            --------           -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.19)              (0.23)            (0.16)             (0.11)
 Net realized and unrealized gain (loss) ...............         (6.61)               6.76              2.50               2.26
                                                              --------            --------           -------            -------
Total income (loss) from investment operations .........         (6.80)               6.53              2.34               2.15
                                                              --------            --------           -------            -------
Less distributions from net realized gain ..............         (2.84)              (1.82)            (0.33)             (4.65)
                                                              --------            --------           -------            -------
Net asset value, end of period .........................      $  12.16            $  21.80           $ 17.09            $ 15.08
                                                              ========            ========           =======            =======
TOTAL RETURN+ ..........................................        (34.82)%             41.29 %           15.90 %            13.33 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.88 %(3)           1.89 %(3)         1.94 %(3)          2.02 %(2)
Net investment loss ....................................         (1.11)%(3)          (1.24)%(3)        (1.04)%(3)         (1.00)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $14,490             $11,848            $3,041             $  422
Portfolio turnover rate ................................            67 %                81 %             113 %               77 %


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Financial Highlights, continued



                                                                                                                      FOR THE PERIOD
                                                                       FOR THE YEAR ENDED MARCH 31,                   JULY 28, 1997*
                                                         ---------------------------------------------------------        THROUGH
                                                                 2001               2000               1999           MARCH 31, 1998
                                                         ------------------- ------------------ ------------------  ----------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $  22.49             $   17.41         $ 15.21           $ 17.58
                                                              --------             ---------         -------           -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.02)                (0.04)          (0.01)            (0.08)
 Net realized and unrealized gain (loss) ...............         (6.88)                 6.94            2.54              2.36
                                                              --------             ---------         -------           -------
Total income (loss) from investment operations .........         (6.90)                 6.90            2.53              2.28
                                                              --------             ---------         -------           -------
Less distributions from net realized gain ..............         (2.84)                (1.82)          (0.33)            (4.65)
                                                              --------             ---------         -------           -------
Net asset value, end of period .........................      $  12.75             $   22.49         $ 17.41           $ 15.21
                                                              ========             =========         =======           =======
TOTAL RETURN+ ..........................................        (34.14)%               42.75 %         17.02 %           14.09 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.88 %(3)             0.89 %(3)       0.94 %(3)         1.43 %(2)
Net investment loss ....................................         (0.11)%(3)            (0.24)%(3)      (0.04)%(3)        (0.78)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $79,666               $12,702          $1,563            $   11
Portfolio turnover rate ................................            67 %                  81 %           113 %              77 %


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Growth Fund
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000 and the financial highlights for each of the respective stated periods ended March 31, 2000 were audited by other independent accountants whose report, dated May 11, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Growth Fund as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 11, 2001


                      2001 FEDERAL TAX NOTICE (unaudited)


      During the fiscal year ended March 31, 2001, the Fund paid to its shareholders $1.95 per share from long-term capital gains.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
GROWTH FUND




[GRAPHIC OMITTED]


ANNUAL REPORT
March 31, 2001